INCOME TAX - Changes in valuation allowance (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAX
Balance at the beginning of the year	¥ 98,212,408	¥ 79,704,629	¥ 58,344,871
Additions/(reversals)	(35,348,127)	18,507,779	21,359,758
Balance at the end of the year	¥ 62,864,281	¥ 98,212,408	¥ 79,704,629